John Deere Owner Trust 2024-C			EXHIBIT 99.2
Statement to Certificateholders

$392,300,000 Class A-1 5.01500% Asset Backed Notes due September 15, 2025
$245,000,000 Class A-2A 4.36% Asset Backed Notes due August 16, 2027
$293,000,000 Class A-2B Floating Rate Asset Backed Notes due August 16, 2027
$538,000,000 Class A-3 4.06% Asset Backed Notes due June 15, 2029
$95,330,000 Class A-4 4.15% Asset Backed Notes due August 15, 2031
$40,098,968 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.62539%
Class A-2B interest rate:			4.05539%

Payment Date:			17-Aug-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$35,809,900.93
		per $1,000 original principal amount:	$66.56

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$35,809,900.93

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iv) Class A-3 Notes:	$1,665,721.11
		per $1,000 original principal amount:	$3.10

		(v) Class A-4 Notes:	$329,682.92
		per $1,000 original principal amount:	$3.46

		(vi) Total:	$1,995,404.03

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$604,421,980.86

	(b)	Note Value at end of related Collection Period:	$591,950,430.70

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$40,098,968.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii) A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$456,521,462.29
		(ii)	A-3 Note Pool Factor:	0.8485529

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$95,330,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$534,049.68
		(i)	per $1,000 original principal amount:	$0.32
	(b)	Amount of Servicing Fee earned:		$534,049.68
	(c)	Amount of Servicing Fee paid:		$534,049.68
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,715,517.58

(11)	(i)	Amount in Reserve Account:		$16,037,289.68
	(ii)	Specified Reserve Account Balance:		$16,037,289.68

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$18,579,919.36
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		3.07%

(13)	(i)	Aggregate amount of net losses for the collection period:		$364,813.10
	(ii)	Cumulative amount of net losses:		$9,493,509.70
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.57%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$583,988.77
		(ii)	% of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%